Long-term Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Investments accounted for using the equity method
Summary of development of the entity's equity method investment

The following table summarizes the development of the long-term investments during year 2022:

		Breakpoint		Dark Blue	Topas
	Autobahn	Therapeutic	Curexsys	Therapeutics	Therapeutics	Insignificant
in k€	Labs LLC	GmbH	GmbH	Ltd	GmbH	Investments	Total
Balance at 1 January 2022	—	2,774	4,212	405	1,497	4,180	13,068
Additions	3,634	—	2,564	7,167	1,821	3,754	18,940
Pro rata net result	(2,263)	(2,774)	(2,809)	(3,550)	(2,913)	(1,656)	(15,965)
Loss against other current assets	—	—	—	—	—	—	—
Impairment	—	—	—	—	—	—	—
Discontinued use of equity method	—	—	—	—	—	—	—
Net book value 31 December 2022	1,371	—	3,967	4,022	405	6,278	16,043

The following table summarizes the development of the long-term investment during the year 2021:

				Breakpoint
	Exscientia		NephThera	Therapeutics	Insignificant
in k€	plc[1]		GmbH2)	GmbH	investments	Total
Balance at 1 January 2021	21,040		486	1,918	16,266	39,710
Additions	—		—	3,667	7,244	10,911
Pro rata net result	(1,577)		(486)	(2,811)	(11,696)	(16,570)
Loss against other current assets	—		—	—	977	977
Impairment	—		—	—	(2,497)	(2,497)
Discontinued use of equity method	(19,463)	1)	—	—	—	(19,463)
Net book value 31 December 2021	—		—	2,774	10,294	13,068
1)	In the first half of 2021, Evotec did not participate in two financing rounds of Exscientia plc (before: Exscientia Ltd.), resulting in Evotec’s shareholding decreasing from 20.32% to 14.84%. In the third quarter of 2021, Exscientia plc was listed for the first time on the NASDAQ and the shareholding further decreased through dilution to 11.70% as of 31 December 2021 through dilution. Consequently, Exscientia plc is no longer accounted for using the equity method but at fair value in accordance with IFRS 9.

2)	NephThera GmbH is a joint venture.

Schedule of financial information of significant investments

Further financial information on the significant investments accounted for using the equity method is presented below:

		Breakpoint		Dark Blue	Topas
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics
	Labs LLC	GmbH	GmbH	Ltd	GmbH
2022	k€	k€	k€	k€	k€
Current assets	4,029	7,204	3,409	14,244	6,795
Non-current assets	6	2	484	32	—
Current liabilities	672	1,068	302	1,065	843
Non-current liabilities	—	143	85	8,208	—
Revenues from 1 Jan to 31 Dec	—	—	15	—	—
Net result from 1 Jan to 31 Dec	(6,144)	(11,789)	(6,940)	1,025	(9,340)

		Breakpoint
	NephThera	Therapeutics
	GmbH	GmbH
2021	k€	k€
Current assets	8,013	18,501
Non-current assets	10	2
Current liabilities	525	719
Non-current liabilities	—	—
Revenues from 1 Jan to 31 Dec	—	—
Net result from 1 Jan to 31 Dec	(5,769)	(8,283)